RESTATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENT

	As of and for the year ended December 31, 2020
	As Previously Reported	Correction of Private Warrant Classification Error	Correction of Errors from Overstatement/ (Understatement) of Assets and Liabilities During the Year Ended December 31, 2020	Correction of Classification Errors in Selling, General and Administrative Expenses (excluding Amortization)	Correction of Errors from Overstatement/ (Understatement) of Assets and Liabilities Prior to January 1, 2020	As Restated
Consolidated Balance Sheet
Total current assets	$515,217	$-	$161	$-	$(4,220)	$511,158
Total assets	1,687,054	-	(3,710)	-	3,197	1,686,541
Total current liabilities	359,366	-	22,923	-	53,583	435,872
Total liabilities	742,636	-	30,379	-	53,583	826,598
Total equity	944,418	-	(34,089)	-	(50,386)	859,943

Consolidated Statement of Operations
Revenues	834,146	-	6	-	-	834,152
Cost of services	(678,720)	-	(32,260)	(45,265)	-	(756,245)
Selling, general and administrative expenses (excluding Amortization)	(72,077)	-	-	45,265	-	(26,812)
Gain/(loss) on Private Warrant Liability	-	557	-	-	-	557
(Loss) / Income before income tax	60,792	557	(32,254)	-	-	29,095
Income tax (expense) / benefit	(10,705)	-	(1,835)	-	-	(12,540)
Net (loss) / income	50,087	557	(34,089)	-	-	16,555
Basic earnings per share	0.56	0.01	(0.38)	-	-	0.19
Diluted earnings per share	0.56	-	(0.38)	-	-	0.18

Consolidated Statement of Comprehensive Income
Total Comprehensive Income, net of tax	50,122	557	(34,089)	-	-	16,590

Consolidated Statement of Shareholders’ Equity
Common Stock and Additional Paid in Capital	826,614	4,532	-	-	-	831,146
Retained Earnings	117,748	(4,532)	(34,089)	-	(50,386)	28,741
Total Shareholders’ Equity	944,418	-	(34,089)	-	(50,386)	859,943

Consolidated Statements of Cash Flow
Net cash provided by operating activities	133,471	-	982	-	-	134,453